SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
International financial reporting standards

a.    International financial reporting standards

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Company’s Board of Directors on March 30, 2020.

Reporting and functional currency

b.    Reporting and functional currency

These consolidated financial statements are presented in U.S. dollars (“dollar” or “$”), which is the Company’s functional currency representing the principal economic environment in which the Company operates and have been rounded to the nearest thousand unless otherwise indicated.

Basis of measurement

c.    Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, except for certain investments and derivatives and other financial instruments measured at fair value through profit or loss, provisions, and assets and liabilities with respect to employee benefits.

Principles of consolidation

d.    Principles of consolidation

Subsidiaries are entities controlled by the Company. The financial statements of the subsidiaries, which are wholly owned, are included in the consolidated financial statements of the Company from the date of their incorporation. Intercompany balances and transactions between Group companies are eliminated in consolidation.

Use of estimates and critical assumptions

e.    Use of estimates and critical assumptions

The preparation of financial statements in accordance with IFRS requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements as well as affect the reported amounts of revenues and expenses during the period. These estimates and assumptions are reviewed on an ongoing basis using available information. Actual results could differ from these estimates and assumptions. The items subject to significant estimates and assumptions by management include share-based compensation (see Note 16), the discount rate for lease liabilities (see g. below), the measurement of financial instruments at fair value, the fair value of the embedded warrant component of convertible notes, and the fair value of warrants where there is no active market (see Note 12).

Foreign currency transactions and balances

f.    Foreign currency transactions and balances

Transactions in foreign currency are translated to the respective functional currency of the Group entities at exchange rates as of the transaction dates.

Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between the amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency, translated at the exchange rate at the end of the year. Non-monetary assets and liabilities denominated in foreign currency that are measured in terms of historical cost, are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising from translation into the functional currency are recognized in the statements of operations.

Changes in accounting policies - initial application of new standards and interpretations

g.    Changes in accounting policies - initial application of new standards and interpretations

IFRS 16, Leases (“IFRS 16")

As of January 1, 2019 (the “date of initial application”), the Group applied IFRS 16, which replaced IAS 17, Leases.

The main effect of the application of IFRS 16 is expressed by eliminating the existing requirement for lessees to classify the lease as operating (off-balance sheet) or as finance lease, and to present a uniform model for lessees to account for all leases in a similar manner to the accounting treatment of finance leases in accordance with IAS 17. Through the date of initial application of IFRS 16, the Group has classified most of the leases in which it leases as operating leases, as it has not materially borne all the risks and returns from the assets.

In accordance with IFRS 16, for agreements in which the Group is the lessee, the Group recognizes a right-of-use asset and a lease liability at the inception of the lease contract for all the leases in which the Group has a right to control identified assets for a specified period of time, other than exceptions specified in IFRS 16. Accordingly, the Group recognizes depreciation and amortization expenses in respect of a right-of-use asset, tests a right-of-use asset for impairment in accordance with IAS 36, Impairment of Assets, and recognizes financial expenses on a lease liability. Therefore, from the date of initial application, lease payments relating to assets leased under an operating lease, which were presented in operating expenses in the statement of operations, are capitalized  to assets and the depreciation expenses related to those assets are presented as depreciation and amortization expenses.

The Group elected to apply IFRS 16 using the modified retrospective approach, with an adjustment to the balance of retained earnings as at January 1, 2019 and without restating comparative data. In respect of all the leases, the Group elected to apply the transitional provisions such that on the date of initial application, it recognized a liability at the present value of the balance of future lease payments discounted at its incremental borrowing rate at that date calculated according to the average duration of the remaining lease period as from the date of initial application, and concurrently recognized a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments that were recognized as an asset or liability before the date of initial application. Therefore, application of IFRS 16 had no effect on the Group’s equity at the date of initial application.

Furthermore, as part of the initial application of IFRS 16, the Group elected to adopt the following expedients:

Applying the practical expedient regarding the recognition and measurement of leases where the underlying asset has a low value on an individual lease basis;

Applying a single discount rate for lease contracts having similar characteristics in a reasonable manner;

Applying the practical expedient regarding the recognition and measurement of short-term leases, for both leases that end within 12 months from the date of initial application and leases for a period of up to 12 months from the date of their inception for all  groups of underlying assets to which the right-of-use relates; and

Excluding initial direct costs from the measurement of the right-of-use asset at the date of initial application.

As a result of the application of IFRS 16, in respect of operating leases under IAS 17, the Group recognized the right-of-use assets and lease liabilities for leases as of January 1, 2019 in the amount of approximately $1,149 thousand. The range of nominal discount rates used for measuring lease liabilities ranges from 8.5% - 11.5% in respect of NIS-denominated leases to 5.3% in respect of dollar-denominated leases. This range is affected by differences in the length of the lease period, differences in the various asset groups, and a change between the discount rates of the Group companies.

The impact of IFRS 16 implementation for the reported year:

As a result of the implementation of IFRS 16, in connection with leases classified as operating leases under IAS 17, the Group recognized the right-of-use assets and lease liabilities as of December 31, 2019 in the amount of $2,442 thousand and $2,598 thousand, respectively, see Note 7. In addition, instead of recognition of rental expenses relating to such leases for the year ended December 31, 2019, the Group recognized additional depreciation expenses of $830 thousand and additional financial expenses of $279 thousand.

Cash and Cash Equivalents

h.    Cash and Cash Equivalents

Cash and cash equivalents are comprised of available amounts of cash and cash equivalents, mainly represented by highly-liquid short-term investments (with original maturities of three months or less), which are readily convertible into known amounts of cash, and which are not subject to significant risks of changes in their values.

Financial instruments:

i.    Financial instruments:

The accounting policy applied as from January 1, 2018

As from January 1, 2018, the Group applies the following accounting policies under IFRS 9 (2014), Financial Instruments ("IFRS 9").

Non-derivative financial assets

Initial recognition and measurement of financial assets

The Group initially recognizes trade receivables and debt instruments issued on the date that they are created. All other financial assets are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset. A trade receivable without a significant financing component is initially measured at the transaction price. Receivables originating from contract assets are initially measured at the carrying amount of the contract assets on the date classification was changed from contract asset to receivables.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. When the Group retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition, based on the business model objectives and nature of the investment: amortized cost; fair value through other comprehensive income (loss) – investment in equity instruments; or fair value through profit and loss.

Financial assets are not reclassified in subsequent periods unless, and only if, the Group changes its business model for the management of financial debt assets, in which case the affected financial debt assets are reclassified at the beginning of the period following the change in the business model.

A financial asset (including debt instrument) is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss:

-it is held within a business model whose objective is to hold assets so as to collect contractual cash flows; and

-the contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest (“SPPI”) on the principal amount outstanding on specified dates.

A debt instrument can also be classified to fair value through other comprehensive income category if its business model objective is achieved by both collecting contractual cash flows and selling financial assets, and it meets the SPPI criteria as above. In certain cases, a debt instrument can be designated at initial acquisition to fair value through profit or loss.

As applicable to the Group, the Group’s debt instruments that are classified to amortized cost category include: deposits, trade and other accounts receivable (including long-term trade receivables). These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss. The Group’s debt instruments that were classified at fair value through other comprehensive income include debt marketable securities. These securities were realized in the beginning of 2018.

The Group classifies its financial assets to fair value through profit and loss category, when:

-it is a debt instrument that does not meet the above criteria;

-it is an investment at fair value through other comprehensive income (loss) in equity securities; or

-it is part of a portfolio of financial assets that are held for trading or are managed and whose performance is evaluated on a fair value basis.

These assets are subsequently measured at fair value. As of December 31, 2019 and 2018, the Group did not have such assets.

Financial assets are not reclassified in subsequent periods unless, and only if, the Group changes its business model for the management of financial debt assets, in which case the affected financial debt assets are reclassified at the beginning of the period following the change in the business model.

Impairment of financial assets

IFRS 9 replaces the impairment model of IAS 39 (“incurred loss” model), with an ‘expected credit loss’ (“ECL”) model. The model applies to financial assets measured at amortized cost, investments in debt instruments measured at fair value through other comprehensive income, contract assets (as defined in IFRS 15) and lease receivables, but not to investments in equity instruments.

Under the new model, the Group assesses the expected credit losses in advance as follows:

-for debt instruments that have low credit risk or for which no significant deterioration has occurred in their credit quality since initial recognition, the impairment loss will be assessed based on the expected credit loss in the period during the 12 months following the reporting date; and

-for debt instruments for which a significant deterioration has occurred in their credit quality since initial recognition and their credit risk is not low, the impairment loss will be assessed based on the remaining life of the instrument.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets.

Non-derivative financial liabilities

Non-derivative financial liabilities include loans and borrowings from banks and others, convertible notes, and trade and other payables.

Initial recognition of financial liabilities

The Group initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. Liabilities, which are convertible into shares, denominated in a currency different than the functional currency of the Company or linked to the Israeli Consumer Price Index (the “Israeli CPI”), constitute a hybrid instrument presented in full as a financial liability. For measurement, the instrument is separated into two components: (i) a liability component with no conversion feature, which is classified to amortized cost category, and (ii) a conversion option, which constitutes an embedded derivative accounted for as a derivative financial instrument at fair value and is measured through the statements of operations as part of “Financial income (expenses), net”.

Subsequent measurement of financial liabilities

Financial liabilities (other than financial liabilities at fair value through profit or loss) and the liability component of the hybrid instrument above are recognized initially at fair value, less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Financial liabilities are designated at fair value through profit or loss, if the Group manages such liabilities and their performance is assessed based on their fair value in accordance with the Group’s documented risk management strategy, providing that the designation is intended to prevent an accounting mismatch, or the liability is a combined instrument including an embedded derivative.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

Substantial modification in terms of debt instruments

An exchange of debt instruments having substantially different terms, is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Furthermore, a substantial modification of the terms of an existing financial liability, or an exchange of debt instruments having substantially different terms between an existing borrower and lender, are accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value.

In such cases, the entire difference between the amortized cost of the original financial liability and the fair value of the new financial liability is recognized in profit or loss as financial income or expense.

The terms are substantially different if the discounted present value of the cash flows according to the new terms, including any commissions paid, less any commissions received and discounted using the original effective interest rate, is different by at least ten percent from the discounted present value of the remaining cash flows of the original financial liability.

Upon the swap of debt instruments with equity instruments, equity instruments issued at the extinguishment and de-recognition of all or part of a liability, are a part of “consideration paid” for purposes of calculating the gain or loss from de-recognition of the financial liability.

The equity instruments are initially recognized at fair value, unless fair value cannot be reliably measured, in which case the issued instruments are measured at the fair value of the derecognized liability. Any difference between the amortized cost of the financial liability and the initial measurement amount of the equity instruments is recognized in profit or loss under financial income or expenses.

Non-substantial modification in terms of debt instruments

In a non-substantial modification in terms (or exchange) of debt instruments, the new cash flows are discounted using the original effective interest rate, and the difference between the present value of the new financial liability and the present value of the original financial liability is recognized in profit or loss.

Offset of financial instruments

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Issuance of bundle of securities

The consideration received from the issuance of a bundle of securities is attributed initially to financial liabilities measured each period at fair value, and then to financial liabilities measured only upon initial recognition at fair value. The remaining amount is the value of the equity component. Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the grant of the consideration from the issuance of the bundle, as described above.

Derivative financial instruments

The Group recognizes all derivative instruments as assets or liabilities in the statements of financial position at their estimated fair values, and the changes in such fair values are recognized in the statements of operations within “Financial income (expenses), net” for the period in which they occur. During the reported years, the Group did not have derivatives designated as hedges. The Group reviews its contracts to identify the existence of embedded derivatives. Identified embedded derivatives in hybrid contracts where the host is not an asset, are analyzed to determine if they need to be separated from the host contract and recognized in the statements of financial position as assets or liabilities, applying the same valuation rules used for other derivative instruments.

Fair value measurements

Under IFRS, fair value represents an “Exit Value”, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, considering the counterparty’s credit risk in the valuation. The concept of Exit Value is premised on the existence of a market and market participants for the specific asset or liability. When there is no market and/or market participants willing to make a market, IFRS establishes a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy are as follows:

Level 1- Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date. A quote price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available.

Level 2- Inputs, other than quoted prices in active markets, that are observable for the asset or liability, either directly or indirectly, and are used mainly to determine the fair value of securities, investments or loans that are not actively traded.

Level 3- Unobservable inputs for the asset or liability are used when little or no market data is available. The Group used unobservable inputs to determine fair values, to the extent there are no Level 1 or Level 2 inputs, in valuation models such as Black-Scholes, binomial, discounted cash flows or multiples, including risk assumptions consistent with what market participants would use to arrive at fair value.

The accounting policy applied in periods prior to January 1, 2018

Trade accounts receivable and other accounts receivable

Trade accounts receivable and other accounts receivable are classified as loans and receivables and are recorded at their amortized cost representing the net present value of the consideration receivable or payable as of the transaction date.

Due to their short-term nature, the Group initially recognizes these receivables at the original invoiced amount. Allowances for doubtful accounts are recognized, based on incurred loss estimates against general and administrative expenses.

Long-term trade receivables and other investments

Long-term trade receivables are initially recognized at their amortized cost. Subsequent changes in net present value are recognized in the statements of operations as part of “Financial income (expenses), net”.

Investments in financial instruments held for trading as well as those investments available-for-sale, are recognized at their estimated fair value, in the first case through the statements of operations as part of “Financial income (expenses), net” and in the second case, changes in valuations are recognized as part of “Other comprehensive income (loss)” for the year within “Capital reserve” until their time of disposition, when all valuation effects accrued in equity are reclassified to “Financial income (expenses), net” in the statements of operations. These investments are tested for impairment upon the occurrence of a significant adverse change or at least once a year during the last quarter.

Debt and other financial obligations

Bank loans and notes payable, are recognized at their amortized cost. Interest accrued on financial instruments is recognized within “Other accounts payable and accrued expenses” against financial expenses. Direct costs incurred in debt issuances or borrowings, adjust the carrying amount of the related debt and are amortized as interest expense as part of the effective interest rate of each instrument over its maturity. These costs include commissions and professional fees.

In the statements of cash flows, interest received and interest paid on bank loans and notes payable are presented in cash flows from operating activities.

Liabilities, which are convertible into shares, denominated in a currency different than the functional currency of the Company or linked to the Israeli CPI, constitute a hybrid instrument presented in full as a financial liability. For measurement, the instrument is separated into two components: (i) a liability component with no conversion feature, which is measured at amortized cost according to the effective interest method, and (ii) a conversion option, which constitutes an embedded derivative accounted for as a derivative financial instrument at fair value and is measured through the statements of operations as part of “Financial income (expenses), net”.

Issuance of bundle of securities

The consideration received from the issuance of a bundle of securities is attributed initially to financial liabilities measured each period at fair value, and then to financial liabilities measured only upon initial recognition at fair value. The remaining amount is the value of the equity component. Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the grant of the consideration from the issuance of the bundle, as described above.

Derivative financial instruments

The Group recognizes all derivative instruments as assets or liabilities in the statements of financial position at their estimated fair values, and the changes in such fair values are recognized in the statements of operations within “Financial income (expenses), net” for the period in which they occur. During the reported years, the Group did not have derivatives designated as hedges. The Group reviews its contracts to identify the existence of embedded derivatives. Identified embedded derivatives are analyzed to determine if they need to be separated from the host contract and recognized in the statements of financial position as assets or liabilities, applying the same valuation rules used for other derivative instruments.

Inventories

j.    Inventories

Inventories are valued using the lower of cost and net realizable value. The cost of inventories is based on the “moving-average” method, including expenditures incurred in acquiring the inventories and the costs incurred in bringing it to its existing location and condition. The Group analyzes its inventory balances to determine if, as a result of internal events, such as physical damage, or external events, such as technological changes or market conditions, certain portions of such balances have become obsolete or impaired. When an impairment situation arises, the inventory balance is adjusted to its net realizable value, whereas, if an obsolescence situation occurs, the inventory obsolescence reserve is increased. In both cases, these adjustments are recognized against the results of the period. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs to complete and sell the inventories.

Property and equipment

k.    Property and equipment

Property and equipment are recognized at their acquisition or construction cost, as applicable, less accumulated depreciation and accumulated impairment losses. Depreciation of property and equipment is recognized as part of operating expenses, and is calculated using the straight-line method over the estimated useful lives of the assets. As of December 31, 2019, the average useful lives by category of property and equipment were as follows:

%
Office furniture and equipment	10
Equipment and devices for leasing and for internal use	15
Computers	33

Leasehold improvements are amortized over the shorter of the lease term and their useful lives.

Depreciation methods and useful lives are reviewed at the end of each reporting year and adjusted if appropriate.

Intangible assets

l.     Intangible assets

The Group capitalizes intangible assets acquired, as well as costs incurred in the development of certain intangible assets for internal use, when future economic benefits associated are identified and there is evidence of control over such benefits.

Intangible assets are recognized at their acquisition or development cost, as applicable. All of the Group’s intangible assets are definite life intangible assets, and are amortized on straight-line basis over the useful life of the asset, which on average is approximately three years.

Expenditure on research activities undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in the statements of operations when incurred. Development activities are related to a plan to produce new products or processes, or to significantly improve existing products or processes. Development expenditure is capitalized only if: (i) the expenditure can be measured reliably; (ii) the product or process is technically and commercially feasible; and (iii) future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditure is recognized in the statements of operations as incurred.

In subsequent periods, capitalized development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

Amortization methods and useful lives are reviewed at the end of each reporting year and adjusted if appropriate.

Impairment of property and equipment, intangible assets of definite life, right-of use assets and other investments

m.   Impairment of property and equipment, intangible assets of definite life, right-of use assets and other investments

These assets are tested for impairment upon the occurrence of factors such as the occurrence of a significant adverse event, changes in the Group’s operating environment or in technology, as well as expectations of lower operating results, in order to determine whether their carrying amounts may not be recovered. An impairment loss is recorded in the statements of operations for the period within “Other expenses, net”, for the excess of the asset’s carrying amount over its recoverable amount, corresponding to the higher of the fair value less costs to sell the asset, and the asset’s value in use, the latter represented by the net present value of estimated cash flows related to the use and eventual disposal of the asset.

No impairment loss was recorded during the reported years.

Leases

n.    Leases

The accounting policy applied as from January 1, 2019

As from January 1, 2019, the Group applies the following accounting policies under IFRS 16. See also section g. above as to the effect of initial application.

Determining if an arrangement contains a lease

At inception of a lease contract, the Group assesses whether the contract is, or contains, a lease, while examining whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment whether a contract conveys the right to control the use of an identified asset, the Group assesses whether it has the following two rights throughout the lease term:

(1)the right to substantially obtain all the economic benefits from using the identified asset; and

(2)the right to direct the use of the identified asset.

For lease contracts that contain non-lease components, such as services or maintenance, that are related to a lease component, the Group elected to account for the contract as one lease component without separating the components.

Leased assets and lease liabilities

Contracts that convey the Group control over the use of a leased asset for a period of time for consideration, are accounted for as leases. Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use at the same amount of the lease liability, adjusted for prepaid or accrued lease payments, plus any direct costs incurred in respect of the lease.

Since the interest rate implicit in the Group’s lease cannot be readily determinable, the Group uses the lessee’s incremental borrowing rate.

Subsequent to initial recognition, the right-of use asset is treated as a right-of-use asset is accounted for using the cost model, and is depreciated over the term of the lease, or the useful life of the asset, whichever is shorter.

The Group has elected to adopt the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in the statement of operations on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term

The lease term is the non-cancellable period of the lease together with periods covered by an option to extend or cancel the lease if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Variable lease payments

Variable lease payments that depend on an index or rate, are initially measured using the existing index or rate as of the commencement date of the lease and are included in the measurement of the lease liability. When there is a change in the cash flow of future lease payments resulting from the change in the index or rate, the balance of the liability is updated against the right-of-use asset.

Other variable lease payments not included in the measurement of the lease liability are recognized in the statement of operations at the date the terms for such payments are met.

Depreciation of right-of-use asset

Subsequent to the date of the lease, a right-of-use asset is measured using the cost method, less accumulated depreciation and less accumulated impairment losses and adjusted for remeasurement of the lease liability.

Depreciation is calculated on a straight-line basis over the useful life or contractual lease term, whichever is shorter, as follows.

Years
Buildings	2.50-10.67
Motor vehicles	3-4

Reassessment of lease liability

Upon the occurrence of a significant event or a significant change in circumstances that is under the control of the Group and had an effect on the decision whether it is reasonably certain that the Group will exercise an option, which was not included before in the lease term, or will not exercise an option, which was previously included in the lease term, the Group remeasures the lease liability according to the revised leased payments using a new discount rate. The change in the carrying amount of the liability is recognized against the right-of-use asset, or recognized in the statement of operations, if the carrying amount of the right-of-use asset was reduced to zero.

Lease modifications

When a lease modification increases the scope of the lease by adding a right to use one or more underlying assets, and the consideration for the lease increased by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the contract’s circumstances, the Group accounts for the modification as a separate lease.

In all other cases, on the initial date of the lease modification, the Group allocates the consideration in the modified contract to the contract components, determines the revised lease term and measures the lease liability by discounting the revised lease payments using a revised discount rate.

For lease modifications that decrease the scope of the lease, the Group recognizes a decrease in the carrying amount of the right-of-use asset in order to reflect the partial or full cancellation of the lease, and recognizes in the statement of operations a profit (or loss) that equals the difference between the decrease in the right-of-use asset and remeasurement of the lease liability.

For other lease modifications, the Group remeasures the lease liability against the right-of-use asset.

The accounting policy applied in periods prior to January 1, 2019

Determining whether an arrangement contains a lease

At inception or upon reassessment of an arrangement, the Group determines whether such an arrangement is or contains a lease. An arrangement is a lease or contains a lease if the following two criteria are met:

(1)the fulfillment of the arrangement is dependent on the use of a specific asset or assets; and

(2)the arrangement contains rights to use the asset.

At inception or upon reassessment of the arrangement, the Group separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values.

All the Group’s leases are classified as operating leases, and the leased assets are not recognized in the Group’s statement of financial position.

Lease payments

Payments made under operating leases are recognized in the statement of operations on a straight-line basis over the term of the lease. Minimum lease payments made under operating leases are recognized in the statement of operations as incurred.

Minimum lease payments made under finance leases are apportioned between the financing expense and the reduction of the outstanding liability. The financing expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.  Contingent lease payments are accounted for by revising the minimum lease payments over the remaining term of the lease when the lease adjustment is confirmed.

Provisions

o.    Provisions

The Group recognizes provisions when it has a legal or constructive obligation resulting from past events, whose resolution would imply cash outflows, or the delivery of other resources owned by the Group.

Obligations or losses related to contingencies are recognized as liabilities in the statements of financial position only when present obligations exist resulting from past events and it is probable to result in an outflow of resources and the amount can be measured reliably. Otherwise, a qualitative disclosure is included in the notes to the financial statements. The provisions are determined by discounting the future cash flows at a pre-tax interest rate, reflecting the current market estimates of the time value of the money and the specific risks of the liability without weighting the Group’s credit risk. The carrying value of the provision is then adjusted in every period so as to reflect the passage of time and the adjustment amount is credited to financial expenses.

Post-employment benefits

p.    Post-employment benefits

The costs of defined contribution plans are recognized in the operating results as they are incurred. Liabilities arising from such plans are settled through cash transfers to the employees’ retirement accounts with insurance companies or with funds managed by others, without generating future obligations. The majority of the Israeli employees are under defined contribution plans.

The rest of the Israeli employees are under defined benefit plans. The costs associated with defined benefit plans are recognized as services are rendered, based on actuarial estimations of the benefits’ present value with the advice of external actuaries.

Share-based payment transactions

q.    Share-based payment transactions

The grant-date fair value of share-based payment awards granted to employees and directors is recognized as a salary expense, with a corresponding increase in equity, over the period that the employees and directors become unconditionally entitled to the awards. The amount recognized as an expense in respect of share-based payment awards that are conditional upon meeting service and non-market performance conditions, is adjusted to reflect the number of awards that are expected to vest.

For share-based payment awards with non-vesting conditions or with market performance vesting conditions, the grant date fair value of the share-based payment awards is measured to reflect such conditions, and therefore the Group recognizes an expense in respect of the awards whether or not the conditions have been met.

The fair value at the time of grant of share-based payment awards to consultants and service providers are recognized over the consultants’ and the service providers’ period of service against an increase in equity. The fair value of the services is calculated on the basis of the fair value of the awards and not on the basis of the fair value of the services, since it is not possible to reliably estimate the fair value of the services rendered.

The Group elected to record the increase in equity against salary expense directly to accumulated deficit.

Revenue recognition

r.    Revenue recognition

The accounting policy applied as from January 1, 2018

As from January 1, 2018, the Group applies the following accounting policies under IFRS 15, Revenues from Contracts with Customers.

The Group recognizes revenues when the customer obtains control over the products or services that have been secured, net of provision for returns and discounts. The revenue is measured according to the amount of consideration that the Group expects to be entitled to in return for the transfer of products or services promised to the customer, other than amounts collected in favor of third parties.

The Group recognizes estimated sales discounts as a reduction of sales in the same period revenue is recognized. The Group adjusts reserves to reflect differences between estimated and actual. The Group estimates its sales returns reserve based on historical return rates and analysis of specific accounts.

When the Group sells its products through distributors, revenue is being recognized upon delivery of the product to the distributor, as the distributors does not have the right to return and the control over the products is transferred at this point in time.

Identifying the contract

The Group accounts for a contract with a customer only when the following conditions are met:

(1)

the parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;

(2)	the Group can identify the rights of each party in relation to the products or services that will be transferred;
(3)	the Group can identify the payment terms for the products or services that will be transferred;
(4)	the contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and
(5)	it is probable that the consideration, to which the Group is entitled to in exchange for the products or services transferred to the customer, will be collected.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: (i) the Group has no remaining obligations to transfer products or services to the customer and any consideration promised by the customer has been received and cannot be returned; or (ii) the contract has been terminated and the consideration received from the customer cannot be refunded.

Identifying performance obligations

The Group identifies products or services promised to the customer as being distinct performance obligations when the customer can benefit from the products or services on their own or in conjunction with other readily available resources and the Group’s promise to transfer the products or services to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer products or services is separately identifiable, the Group examines whether it is providing a significant service of integrating the products or services with other products or services promised in the contract into one integrated outcome that is the purpose of the contract.

Products or services that are not considered as being distinct are grouped together as a single performance obligation. The revenue from each such performance obligation is recognized upon transfer of control over the promised products or services to customer. In general, the Group allocates the transaction price to the identified performance obligations in the contract, based on the relative stand-alone selling prices when the products or services are sold separately. In cases where the products or services are not sold separately, for example, in the case of installations or training, the Group establishes the stand-alone selling price assigned to that performance obligation, based on estimated costs plus a reasonable margin.

Significant financing component in installment sales is separated in determining the transaction price.

As applicable to the Group, revenues from sales agreements consisting of multiple products or services, such as devices, consumables, access to the CloudPAT application, WatchPAT Direct logistic services and support, extended warranty and other service agreements, are separated into different performance obligations, based on their relative fair values, and revenue is separately recognized for each performance obligation.

The Group recognizes revenue from renting its products over the rent term, in conformity with the agreement with the customer.

Since 2015, the Group has focused on offering Total Sleep Solution (“TSS”) to the cardiology market through various business models; however, the Test as a Service (“TaaS”) model, is the primary model the Group utilized to date. In the TaaS model, the medical practice or physician ordering the TaaS pays a fixed fee per home sleep apnea test (“HSAT”) that includes all the components associated with the test, including the disposable biosensor, hardware rental fees and access to the Group’s CloudPAT platform. Under the TaaS model, some rent agreements of the WatchPAT devices are made for a period of one to two years. The rental fees are separated under the relative fair value approach.

In some cases, the Group handles sale transactions of these devices as a finance lease and recognizes revenue in respect of the products supplied at the commencement date of the lease. When these transactions include multiple performance obligations, revenue is recognized based on the relative stand-alone selling prices of each performance obligation in the transaction when they are sold separately.

Satisfaction of performance obligations

Revenue is recognized when the Group satisfies a performance obligation by transferring control over the promised products or services to the customer. Sale of devices and disposables are generally recognized upon shipment. Services (including extended warranty) are recognized ratably over the service period.

Contract assets and liabilities

A contract asset is recognized when the Group has a right to consideration for products or services it transferred to the customer that is conditional on other than the passing of time, such as future performance of the Group. Contract assets are classified as receivables when the rights in their respect become unconditional.

A contract liability is recognized when the Group has an obligation to transfer products or services to the customer for which it received consideration (or the consideration is payable) from the customer.

An asset and liability relating to the same contract are presented on a net basis in the statement of financial position. On the other hand, a contract asset and contract liability deriving from different contracts are presented on a gross basis in the statement of financial position.

The accounting policy applied in periods prior to January 1, 2018

Revenue is measured at the fair value of the consideration received or receivable, net of returns and discounts. The Group recognizes revenue from the sale of its products, net of provision for returns, when persuasive evidence exists (usually in the form of an executed sales agreement) that the significant risks and rewards of ownership of the products have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of products can be estimated reliably, there is no continuing management involvement with the products, and the amount of revenue can be measured reliably. Revenue is recognized when title to the products and risk of loss transfers to customers, provided there are no material remaining performance obligations required of the Group or any matters requiring customer acceptance. The timing of the transfer of risks and rewards may be upon shipment or upon delivery to the customer site, based on the contract terms or legal requirements.

The Group recognizes estimated sales discounts as a reduction of sales in the same period revenue is recognized. The Group adjusts reserves to reflect differences between estimated and actual. The Group estimates its sales returns reserve based on historical return rates and analysis of specific accounts.

Revenues from sales agreements consisting of multiple elements, such as devices, consumables, access to the CloudPAT application, WatchPAT Direct logistic services and support and other service agreements, are separated into different components and are separately recognized for each component. A component constitutes a separate accounting unit if, and only if, it has value, separately, for the customer. Components not separated, are grouped together. The revenue from each such component is recognized upon fulfillment of the conditions for recognition of revenue, based on the nature of the component, i.e., as products or as services. In general, the Group determines the fair value for each element, based on selling prices when the product or service is sold separately. In cases where the components are not sold separately, for example, in the case of installations or training, the Group establishes the value assigned to this element, based on estimated costs plus a reasonable margin.

The Group recognizes revenue from leasing its products over the lease term, in conformity with the agreement with the customer. In some cases, the Group handles sale transactions in these devices as finance lease and recognizes revenues in respect of the products supplied, based on their relative fair value compared to all the components in the transaction.

When the Group sells its products through distributors, revenue is being recognized upon delivery of the product to the distributor, as the distributors does not have the right to return and the material risks and rewards inherent to the ownership of the products are transferred at this time.

s

Income taxes

s.    Income taxes

The effects reflected in the statements of operations for income taxes include the amounts incurred during the period and the amounts of deferred income taxes, determined according to the income tax law applicable to each Group company. Consolidated deferred income taxes represent the addition of the amounts determined in each Group company by applying the enacted statutory income tax rate to the total temporary differences resulting from comparing the book and taxable values of assets and liabilities, considering tax assets such as loss carryforwards and other recoverable taxes, to the extent that it is probable that future taxable profits will be available against which they can be utilized. The measurement of deferred income taxes at the reporting period reflects the tax consequences that follow the manner in which the Group expects to recover or settle the carrying amount of its assets and liabilities. Deferred income taxes for the period represent the difference between balances of deferred income taxes at the beginning and the end of the period. Deferred income tax assets and liabilities relating to different tax jurisdictions are not offset. According to IFRS, all items charged or credited directly in shareholders’ equity or as part of other comprehensive income or loss for the period are recognized net of their current and deferred income tax effects. The effect of a change in enacted statutory tax rates is recognized in the period in which the change is officially enacted.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable income will be available against which they can be utilized.

t

Loss per share

t.    Loss per share

The Group presents basic and diluted loss per share data for its ordinary shares. Basic loss per share is calculated by dividing the net loss attributable to holders of ordinary shares of the Company, by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is determined by adjusting the loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all potentially dilutive ordinary shares, which include convertible notes and options and warrants issued to shareholders employees, directors and consultants.

u

Transactions with controlling shareholders

u.     Transactions with controlling shareholders

Assets and liabilities, which are subject to a transaction with a controlling shareholder, are measured at fair value upon the transaction date.

As the transaction is on the equity level, the Company recognized the difference between fair value and the consideration from the transaction in its equity.